INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAXES
	For the years ended June 30,
	2025	2024
Medi Cayman Islands	$-	$-
GCHL	599,647	607,678

Total	$599,647	$607,678

SCHEDULE OF PROVISION FOR INCOME TAXES
For the years ended June 30,
	2025	2024
Current tax provision:
Medi Cayman Islands	$-	$-
GCHL	-	-

Deferred tax provision:
GCHL	-	-
Total	$-	$-

SCHEDULE OF EFFECTIVE TAX RATE OF PROVISION (BENEFIT) FOR INCOME TAXES

	For the years ended June 30,
	2025	2024

Profit before tax	$599,647	$607,678
Tax at applicable statutory tax rate	$98,941	$100,267
Tax effect on non-assessable income	(31)	(58)
Tax effect on non-deductible expenses	35	19,607
Tax effect on profit tax at concessionary rate	(21,182)	(21,103)
Tax waiver	(385)	(384)
Utilization of tax losses	(77,378)	(98,329)
Income tax expenses	$-	$-

SCHEDULE OF STATUTORY TAX RATE
	For the years ended June 30,
	2025	2024
Statutory rates in HK SAR	16.5%	16.5%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	As of June 30,
	2025	2024

Deferred tax assets:
Depreciation expenses	$147,821	$209,656
Net operation losses accumulated	1,065,376	1,295,311
Deferred tax liabilities:
Tax allowances for property and equipment	(11,960)	(44,752)
Deferred IPO costs	-	(37,543)
	1,201,237	1,422,672
Valuation allowance	(1,201,237)	(1,422,672)
Deferred tax (liabilities)/ assets, net	$-	$-